Fair Value [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

	At March 31, 2020
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥14,891,635	¥17,061,985	¥525,946	¥32,479,566
Debt securities
Japanese national government and Japanese government agency bonds	3,805,039	350,128	—	4,155,167
Japanese prefectural and municipal bonds	—	93,479	—	93,479
Foreign government and official institution bonds	9,356,427	417,766	1,052	9,775,245
Corporate bonds	11	2,537,559	144	2,537,714
Residential mortgage-backed securities	—	9,037,539	—	9,037,539
Asset-backed securities	—	590,556	416,259	1,006,815
Other debt securities	—	7,787	6,651	14,438
Commercial paper	—	2,959,580	—	2,959,580
Equity securities (2)	1,730,158	1,067,591	101,840	2,899,589
Trading derivative assets	216,834	14,680,632	60,108	14,957,574
Interest rate contracts	74,488	10,758,790	13,329	10,846,607
Foreign exchange contracts	1,550	3,723,087	9,046	3,733,683
Equity contracts	140,796	87,285	7,491	235,572
Commodity contracts	—	10	27,492	27,502
Credit derivatives	—	111,460	2,750	114,210
Investment securities:
Available-for-sale debt securities	22,126,881	11,798,392	274,930	34,200,203
Japanese national government and Japanese government agency bonds	19,897,187	3,565,692	—	23,462,879
Japanese prefectural and municipal bonds	—	2,952,820	—	2,952,820
Foreign government and official institution bonds	2,229,694	792,027	15,767	3,037,488
Corporate bonds	—	1,262,718	10,108	1,272,826
Residential mortgage-backed securities	—	1,459,378	15	1,459,393
Commercial mortgage-backed securities	—	380,278	1,977	382,255
Asset-backed securities	—	1,328,601	140,875	1,469,476
Other debt securities	—	56,878	106,188	163,066
Equity securities	4,471,499	296,819	39,963	4,808,281
Marketable equity securities	4,471,499	296,819	—	4,768,318
Nonmarketable equity securities (3)	—	—	39,963	39,963
Other (4)	1,054,186	45,913	36,701	1,136,800

Total	¥42,761,035	¥43,883,741	¥937,648	¥87,582,424

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥555,664	¥3,718	¥—	¥559,382
Trading derivative liabilities	300,215	13,851,205	56,631	14,208,051
Interest rate contracts	153,098	10,038,198	14,079	10,205,375
Foreign exchange contracts	3,360	3,596,589	4,041	3,603,990
Equity contracts	143,757	121,229	11,713	276,699
Commodity contracts	—	14	26,775	26,789
Credit derivatives	—	95,175	23	95,198
Obligation to return securities received as collateral (5)	4,663,068	143,103	—	4,806,171
Other (6)	—	514,003	6,606	520,609

Total	¥5,518,947	¥14,512,029	¥63,237	¥20,094,213

	At September 30, 2020
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥19,178,865	¥12,313,174	¥779,709	¥32,271,748
Debt securities
Japanese national government and Japanese government agency bonds	5,997,301	363,252	—	6,360,553
Japanese prefectural and municipal bonds	—	95,846	—	95,846
Foreign government and official institution bonds	11,797,972	694,545	1,122	12,493,639
Corporate bonds	—	2,479,587	—	2,479,587
Residential mortgage-backed securities	120	5,018,942	—	5,019,062
Asset-backed securities	—	817,786	413,305	1,231,091
Other debt securities	—	7,579	269,984	277,563
Commercial paper	—	1,626,513	—	1,626,513
Equity securities (2)	1,383,472	1,209,124	95,298	2,687,894
Trading derivative assets	96,022	13,507,030	67,440	13,670,492
Interest rate contracts	20,459	10,440,306	16,159	10,476,924
Foreign exchange contracts	588	2,849,093	10,612	2,860,293
Equity contracts	74,975	129,075	6,242	210,292
Commodity contracts	—	5	30,550	30,555
Credit derivatives	—	88,539	2,526	91,065
Other (7)	—	12	1,351	1,363
Investment securities:
Available-for-sale debt securities	32,362,705	12,401,919	247,927	45,012,551
Japanese national government and Japanese government agency bonds	30,410,927	3,398,541	—	33,809,468
Japanese prefectural and municipal bonds	—	3,343,506	—	3,343,506
Foreign government and official institution bonds	1,951,778	859,040	16,759	2,827,577
Corporate bonds	—	1,221,142	145	1,221,287
Residential mortgage-backed securities	—	1,385,579	15	1,385,594
Commercial mortgage-backed securities	—	441,505	1,796	443,301
Asset-backed securities	—	1,138,145	126,597	1,264,742
Other debt securities	—	174,403	102,615	277,018
Commercial Paper	—	440,058	—	440,058
Equity securities	4,976,057	344,445	45,764	5,366,266
Marketable equity securities	4,976,057	344,445	—	5,320,502
Nonmarketable equity securities (3)	—	—	45,764	45,764
Other (4)	780,868	32,590	22,649	836,107

Total	¥57,394,517	¥38,599,158	¥1,163,489	¥97,157,164

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥106,076	¥2,722	¥—	¥108,798
Trading derivative liabilities	139,392	12,551,354	47,204	12,737,950
Interest rate contracts	35,749	9,596,157	7,754	9,639,660
Foreign exchange contracts	944	2,748,606	4,170	2,753,720
Equity contracts	102,699	115,816	4,317	222,832
Commodity contracts	—	5	30,621	30,626
Credit derivatives	—	90,756	61	90,817
Other (7)	—	14	281	295
Obligation to return securities received as collateral (5)	5,038,763	107,149	—	5,145,912
Other (6)	—	418,084	49,251	467,335

Total	¥5,284,231	¥13,079,309	¥96,455	¥18,459,995

Notes:	(1)	Includes securities measured under the fair value option.
(2)
Excludes
certain investments valued at net asset value of private equity funds whose fair values at March 31, 2020 were ¥66,918 million and those at September 30, 2020 were ¥75,766 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2020 were ¥102,743 million, and those at September 30, 2020 were ¥91,287 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
(3)	Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2020 were ¥23,233 million and ¥18,862 million respectively, and those at September 30, 2020 were ¥23,838 million and ¥17,951 million respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2020 were ¥1,494 million and nil, respectively, and those at September 30, 2020 were ¥1,307 million and nil
, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
(4)
Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions
 and
money in trust for segregating cash deposited by customers on security transactions.

	(5)	Included in Other liabilities.
	(6)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
	(7)	From the period ended September 30, 2020, certain derivatives such as earthquake derivatives previously included in Commodity contracts are separately disclosed in Other of Trading derivative assets and liabilities.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2019
	March 31, 2019	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2019
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥785,326	¥(20,158	) (2)	¥—	¥134,609	¥—	¥(120,505)	¥(105,890)	¥24,882		¥(15,402)		¥682,862	¥(19,011	) (2)
Debt securities
Foreign government and official institution bonds	792	347		—	50,548	—	(48,068)	(18)	—		—		3,601	(11)
Corporate bonds	31,384	(76)		—	—	—	(1,049)	(3,621)	24,882	(5)	(15,402	) (5)	36,118	6
Residential mortgage-backed securities	35,181	(1,425)		—	—	—	(11,134)	(10,649)	—		—		11,973	(1,109)
Asset-backed securities	627,678	(20,780)		—	79,717	—	(60,249)	(89,939)	—		—		536,427	(18,740)
Other debt securities	35,148	(952)		—	—	—	—	—	—		—		34,196	(952)
Equity securities	55,143	2,728		—	4,344	—	(5)	(1,663)	—		—		60,547	1,795
Trading derivatives—net	36,170	4,283	(2)	(107)	99	(773)	—	(21,616)	37,553		(321)		55,288	1,797	(2)
Interest rate contracts—net	(4,189)	14,185		(113)	—	—	—	(5,471)	2,976		(340)		7,048	6,246
Foreign exchange contracts—net	18,191	(10,614)		(87)	3	—	—	4,037	34,577	(5)	(144)		45,963	(5,580)
Equity contracts—net	2,862	743		87	96	(419)	—	(5,350)	—		163		(1,818)	703
Commodity contracts—net	949	(27)		2	—	(354)	—	—	—		—		570	645
Credit derivatives—net	18,357	(4)		4	—	—	—	(14,832)	—		—		3,525	(217)
Investment securities:
Available-for-sale debt securities	283,434	1,331	(3)	(5,379)	134,575	—	—	(162,520)	5,450		(3,020)		253,871	(619	) (3)
Foreign government and official institution bonds	19,246	—		209	382	—	—	(5,835)	—		—		14,002	—
Corporate bonds	4,196	(383)		114	20	—	—	(641)	5,450	(5)	(3,020	) (5)	5,736	(619)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,038	—		58	—	—	—	(33)	—		—		2,063	—
Asset-backed securities	131,455	1,714		(3,914)	134,169	—	—	(132,544)	—		—		130,880	—
Other debt securities	126,484	—		(1,846)	4	—	—	(23,467)	—		—		101,175	—
Equity securities	27,820	2,660	(3)	—	5,636	—	(1,515)	(1)	—		(202)		34,398	1,736	(3)
Nonmarketable equity securities	27,820	2,660		—	5,636	—	(1,515)	(1)	—		(202)		34,398	1,736
Other	32,378	(8,350	) (7)	(1,732)	35,894	—	(48)	(1)	—		—		58,141	(8,346	) (7)

Total	¥1,165,128	¥(20,234)		¥(7,218)	¥310,813	¥(773)	¥(122,068)	¥(290,028)	¥67,885		¥(18,945)		¥1,084,560	¥(24,443)

Liabilities
Other	¥65,648	¥(18,504	) (4)	¥1,807	¥—	¥2,338	¥—	¥(9,708)	¥1,171	(6)	¥(37,043	) (6)	¥39,103	¥(16,212	) (4)

Total	¥65,648	¥(18,504)		¥1,807	¥—	¥2,338	¥—	¥(9,708)	¥1,171		¥(37,043)		¥39,103	¥(16,212)

		Total gains (losses) for the period											Change in unrealized gains(losses) for assets and liabilities still held at September 30, 2020
	March 31, 2020	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3		September 30, 2020
	(in millions)
Assets
Trading account assets:
Trading securities (1)	¥525,946	¥(627	) (2)	¥—	¥158,481	¥—	¥(65,231)	¥(2,091)	¥190,391	¥(27,160)		¥779,709	¥(1,434	) (2)
Debt securities
Foreign government and official institution bonds	1,052	188		—	12,625	—	(12,713)	(14)	—	(16)		1,122	78
Corporate bonds	144	35		—	—	—	(179)	—	—	—		—	—
Asset-backed securities	416,259	(1,685)		—	46,455	—	(46,700)	(1,024)	—	—		413,305	(1,728)
Other debt securities	6,651	3,446		—	69,498	—	—	—	190,389 (8)	—		269,984	3,446
Equity securities	101,840	(2,611)		—	29,903	—	(5,639)	(1,053)	2	(27,144	) (8)	95,298	(3,230)
Trading derivatives—net	3,477	33,219	(2)	(757)	595	(334)	—	(15,112)	(392)	(460)		20,236	7,640	(2)
Interest rate contracts—net	(750)	13,271		(341)	—	—	—	(3,364)	(15)	(396)		8,405	5,130
Foreign exchange contracts—net	5,005	1,909		(276)	—	—	—	159	(377)	22		6,442	1,226
Equity contracts—net	(4,222)	18,054		(145)	—	—	—	(11,748)	—	(14)		1,925	1,288
Commodity contracts—net	(65)	(11)		5	—	—	—	—	—	—		(71)	—
Credit derivatives—net	2,727	(103)		—	—	—	—	(159)	—	—		2,465	(103)
Other—net (9)	782	99		—	595	(334)	—	—	—	(72)		1,070	99
Investment securities:
Available-for-sale debt securities	274,930	(1,478	) (3)	(4,400)	130,042	—	(11)	(141,214)	20	(9,962)		247,927	(206	) (3)
Foreign government and official institution bonds	15,767	—		(682)	3,230	—	—	(1,556)	—	—		16,759	—
Corporate bonds	10,108	(3)		—	—	—	—	(18)	20	(9,962	) (5)	145	(4)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—	—		15	—
Commercial mortgage-backed securities	1,977	—		(149)	—	—	(11)	(21)	—	—		1,796	—
Asset-backed securities	140,875	(1,475)		(2,416)	126,800	—	—	(137,187)	—	—		126,597	(202)
Other debt securities	106,188	—		(1,153)	12	—	—	(2,432)	—	—		102,615	—
Equity securities	39,963	(423	) (3)	—	6,413	—	(464)	—	285	(10)		45,764	(665	) (3)
Nonmarketable equity securities	39,963	(423)		—	6,413	—	(464)	—	285	(10)		45,764	(665)
Other	36,701	(14,583	) (7)	(500)	1,121	—	—	(90)	—	—		22,649	(14,577	) (7)

Total	¥881,017	¥16,108		¥(5,657)	¥296,652	¥(334)	¥(65,706)	¥(158,507)	¥190,304	¥(37,592)		¥1,116,285	¥(9,242)

Liabilities
Other	¥6,606	¥(18,465	) (4)	¥3,711	¥—	¥30,192	¥—	¥(9,309)	¥11,330 (6)	¥(4,322	) (6)	¥49,251	¥(14,090	) (4)

Total	¥6,606	¥(18,465)		¥3,711	¥—	¥30,192	¥—	¥(9,309)	¥11,330	¥(4,322)		¥49,251	¥(14,090)

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits—net and Foreign exchange gains (losses)—net.
	(3)	Included in Investment securities gains—net and Other comprehensive income—net.
	(4)	Included in Trading account profits—net.
(5)
Transfers into Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input. For the six months ended September 30, 2019, transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders. For the six months ended September 30, 2020, transfers out of Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.

(6)
Transfers into (out of) Level 3 for embedded derivatives in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

	(7)	Included in Fees and commissions income and Other non-interest income.
	(8)	Transfers relate to the reclassification of certain securities
(9)
From the period ended September 30, 2020, certain derivatives such as earthquake derivatives previously included in Commodity contracts—net are separately disclosed in Other—net of Trading derivatives—net.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	March 31, 2020				September 30, 2020
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities (1)(2)	¥—	¥15,473	¥2,703	¥18,176	¥—	¥11,091	¥1,901	¥12,992
Loans	2,548	9,199	260,282	272,029	2,648	9,800	263,428	275,876
Loans held for sale	—	—	73,573	73,573	—	—	44,210	44,210
Collateral dependent loans	2,548	9,199	186,709	198,456	2,648	9,800	219,218	231,666
Premises and equipment	—	—	37,109	37,109	—	—	7,877	7,877
Intangible assets	—	—	453	453	—	—	1,357	1,357
Goodwill	—	—	283,032	283,032	—	—	97,072	97,072
Other assets	73,015	—	18,609	91,624	111,626	33,840	9,075	154,541
Investments in equity method investees (1)	73,015	—	5,911	78,926	111,626	33,840	—	145,466
Other	—	—	12,698	12,698	—	—	9,075	9,075

Total	¥75,563	¥24,672	¥602,188	¥702,423	¥114,274	¥54,731	¥380,710	¥549,715

Notes:	(1)	Excludes certain investments valued at net asset value of ¥12,935 million and ¥10,031 million at March 31, 2020 and September 30, 2020, respectively. The unfunded commitments related to these investments are ¥17,216 million and ¥13,219 million at March 31, 2020 and September 30, 2020, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
	(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	Losses(gains) for the six months ended September 30,
	2019	2020
	(in millions)
Investment securities	¥2,193	¥(701)
Loans	30,664	89,082
Loans held for sale	8,468	5,620
Collateral dependent loans	22,196	83,462
Premises and equipment	5,975	8,569
Intangible assets	2,334	4,286
Goodwill	241,356	106,479
Other assets	15,437	87,584
Investments in equity method investees	4,944	53,138
Other	10,493	34,446

Total	¥297,959	¥295,299

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	Six months ended September 30,
	2019			2020
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥437,931	¥(654,622)	¥(216,691)	¥148,265	¥(237,425)	¥(89,160)

Total	¥437,931	¥(654,622)	¥(216,691)	¥148,265	¥(237,425)	¥(89,160)

Financial liabilities:
Other short-term borrowings (1)	¥(778)	¥—	¥(778)	¥(15,805)	¥—	¥(15,805)
Long-term debt (1)	(20,559)	—	(20,559)	(16,945)	—	(16,945)

Total	¥(21,337)	¥—	¥(21,337)	¥(32,750)	¥—	¥(32,750)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	March 31, 2020			September 30, 2020
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥319,149	¥304,067	¥(15,082)	¥416,035	¥393,710	¥(22,325)

Total	¥319,149	¥304,067	¥(15,082)	¥416,035	¥393,710	¥(22,325)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Condensed Consolidated Balance Sheets by Level [Table Text Block]

	At March 31, 2020
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥33,283	¥33,283	¥33,283	¥—	¥—
Interest-earning deposits in other banks	45,267	45,267	—	45,267	—
Call loans and funds sold	1,169	1,169	—	1,169	—
Receivables under resale agreements	23,996	23,996	—	23,996	—
Receivables under securities borrowing transactions	3,444	3,444	—	3,444	—
Investment securities	4,166	4,178	1,134	1,042	2,002
Loans, net of allowance for credit losses (1)	117,373	118,497	3	259	118,235
Other financial assets (2)	8,494	8,494	—	8,494	—
Financial liabilities:
Deposits
Non-interest-bearing	¥33,382	¥33,382	¥—	¥33,382	¥—
Interest-bearing	170,574	170,631	—	170,631	—
Total deposits	203,956	204,013	—	204,013	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	31,850	31,850	—	31,850	—
Payables under securities lending transactions	1,017	1,017	—	1,017	—
Due to trust account and other short-term borrowings	19,057	19,057	—	19,057	—
Long-term debt	27,772	27,941	—	27,941	—
Other financial liabilities	7,139	7,139	—	7,139	—

	At September 30, 2020
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥46,982	¥46,982	¥46,982	¥—	¥—
Interest-earning deposits in other banks	46,936	46,936	—	46,936	—
Call loans and funds sold	1,049	1,049	—	1,049	—
Receivables under resale agreements	14,051	14,051	—	14,051	—
Receivables under securities borrowing transactions	3,199	3,199	—	3,199	—
Investment securities	3,930	3,972	1,127	907	1,938
Loans, net of allowance for credit losses (1)	115,532	116,984	3	265	116,716
Other financial assets (2)	7,194	7,194	—	7,194	—
Financial liabilities:
Deposits
Non-interest-bearing	¥35,643	¥35,643	¥—	¥35,643	¥—
Interest-bearing	182,750	182,789	—	182,789	—
Total deposits	218,393	218,432	—	218,432	—
Call money and funds purchased	3,797	3,797	—	3,797	—
Payables under repurchase agreements	26,448	26,448	—	26,448	—
Payables under securities lending transactions	842	842	—	842	—
Due to trust account and other short-term borrowings	14,916	14,916	—	14,916	—
Long-term debt	35,391	35,824	—	35,824	—
Other financial liabilities	6,880	6,880	—	6,880	—

Notes:	(1)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes investments in equity method investees of ¥2,421 billion and ¥2,327 billion at March 31, 20 20 and September 30, 20 20 , respectively.

Fair Value, Measurements, Recurring [Member]
Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥15,767	Return on equity method	Probability of default	0.2%~1.3%	0.4%
			Recovery rate	55.0%~90.0%	69.9%
			Market-required return on capital	8.0%~10.0%	9.9%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	92,025	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	68.2%
	389,170	Internal model (4)	Asset correlations	1.0%	1.0%
			Discount factor	1.1%~1.4%	1.4%
			Prepayment rate	21.0%	21.0%
			Probability of default	0.0%~99.0%	— (3)
			Recovery rate	57.8%	57.8%
Other debt securities	6,651	Discounted cash flow	Liquidity premium	2.4%	2.4%
	86,734	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	60.0%~90.0%	79.8%
			Market-required return on capital	8.0%~10.0%	9.4%
Equity Securities	27,144	Discounted cash flow	Liquidity premium	1.0%	1.0%

At March 31, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(728)	Option model	Correlation between interest rates	32.9%~62.5%
			Correlation between interest rate and foreign exchange rate	16.7%~60.0%
			Volatility	0.0%~100.0%
Foreign exchange contracts—net	5,005	Option model	Correlation between interest rates	30.0%~70.0%
			Correlation between interest rate and foreign exchange rate	15.8%~60.0%
			Correlation between foreign exchange rates	60.0%
			Volatility	7.5%~17.0%
Equity contracts—net	(10,038)	Option model	Correlation between foreign exchange rate and equity	(58.4)%~56.9%
			Correlation between equities	19.5%~81.0%
			Volatility	24.2%~32.0%
	6,166	Discounted cash flow	Term of litigation	0.1year~1.1year s

At September 30, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Weighted average (2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥16,759	Return on equity method	Probability of default	0.2%~1.8%	0.6%
			Recovery rate	35.0%~90.0%	66.6%
			Market-required return on capital	8.0%~10.0%	9.9%
Residential mortgage- backed securities, Commercial mortgage- backed securities and Asset-backed securities	86,222	Discounted cash flow	Probability of default	4.6%~5.3%	5.1%
			Recovery rate	65.0%~76.0%	68.8%
	381,036	Internal model (4)	Asset correlations	1.0%	1.0%
			Discount factor	1.5%~1.6%	1.6%
			Prepayment rate	22.2%	22.2%
			Probability of default	0.0%~91.1%	— (3)
			Recovery rate	51.1%	51.1%
Other debt securities	269,984	Discounted cash flow	Liquidity premium	1.0%~3.1%	2.9%
	83,647	Return on equity method	Probability of default	0.0%~25.0%	0.4%
			Recovery rate	55.0%~90.0%	78.1%
			Market-required return on capital	8.0%~10.0%	9.6%

At September 30, 2020	Fair value (1)	Valuation technique	Significant unobservable inputs	Range	Median (2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	6,917	Option model	Correlation between interest rates	30.0%~63.2%	45.7%
			Correlation between interest rate and foreign exchange rate	15.6%~60.0%	40.3%
			Volatility	0.0%~100.0%	50.0%
Foreign exchange contracts—net	6,442	Option model	Correlation between interest rates	30.0%~70.0%	47.4%
			Correlation between interest rate and foreign exchange rate	17.4%~60.0%	38.5%
			Correlation between foreign exchange rates	55.0%	55.0%
			Volatility	9.5%~22.3%	14.4%
Equity contracts—net	(3,054)	Option model	Correlation between foreign exchange rate and equity	(58.4)%~56.4%	32.6%
			Correlation between equities	19.1%~96.0%	53.7%
			Volatility	29.0%~40.0%	31.5%
	5,091	Discounted cash flow	Term of litigation	0.1year~1.2years	0.6year

Notes:	(1)	The fair value as of March 31, 2020 and September 30, 2020 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments .
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
	(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.